Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	MFS SERIES TRUST XII
Central Index Key	0001330967
Amendment Flag	false
Document Creation Date	Feb. 27, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Feb. 28, 2013
MFS Equity Opportunities Fund | MFS Equity Opportunities Fund | A
Risk/Return:
Trading Symbol	SRFAX
MFS Equity Opportunities Fund | MFS Equity Opportunities Fund | B
Risk/Return:
Trading Symbol	SRFBX
MFS Equity Opportunities Fund | MFS Equity Opportunities Fund | C
Risk/Return:
Trading Symbol	SRFCX
MFS Equity Opportunities Fund | MFS Equity Opportunities Fund | R5
Risk/Return:
Trading Symbol	SRFHX
MFS Equity Opportunities Fund | MFS Equity Opportunities Fund | R1
Risk/Return:
Trading Symbol	SRFDX
MFS Equity Opportunities Fund | MFS Equity Opportunities Fund | R2
Risk/Return:
Trading Symbol	SRFEX
MFS Equity Opportunities Fund | MFS Equity Opportunities Fund | R3
Risk/Return:
Trading Symbol	SRFFX
MFS Equity Opportunities Fund | MFS Equity Opportunities Fund | R4
Risk/Return:
Trading Symbol	SRFGX
MFS Equity Opportunities Fund | MFS Equity Opportunities Fund | I
Risk/Return:
Trading Symbol	SRFIX